Capital management (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Capital management
Total equity in % of total assets	38.30%	40.20%
Debt and lease liabilities in % of total assets	39.50%	41.80%